Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

February 15, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Post-Effective Amendment No. 82 to the Registration Statement on Form N-1A of DWS Variable Series II (the “Trust”) (Reg. Nos. 33-11802, 811-05002)

Ladies and Gentlemen:

On behalf of the Trust, we are filing today through the EDGAR system Post-Effective Amendment No. 82 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on May 1, 2012. No fees are required in connection with this filing.

The Amendment contains disclosure reflecting prospective changes to DWS Balanced VIP’s investment objective and principal investment strategy and to the fund’s name (from DWS Balanced VIP to DWS Global Income Builder VIP).  In addition, the disclosure reflects the prospective termination of QS Investors, LLC as a subadvisor and the termination of Deutsche Asset Management International GmbH as a subadvisor.

  The Amendment has been electronically coded to show changes from the Trust’s Prospectuses and Statement of Additional Information filed with the Commission on April 28, 2011 in Post-Effective Amendment No. 77 for the Trust.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-2565.

Very truly yours,

                    /s/Caroline Pearson
Caroline Pearson
Managing Director
Deutsche Investment Management Americas Inc.

cc:           John Marten, Esq., Vedder Price LLC